CONTINGENT LIABILITIES (FY) (Details) - USD ($) $ in Millions	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Commitments [Abstract]
Accrual for environmental loss contingencies	$ 233	$ 217	$ 215
Accrued environmental loss contingencies, current	13	14	15
Accrued environmental loss contingencies, noncurrent	220	203	$ 200
Loss contingency, receivable	104	104
Minimum [Member] | Asbestos Matters
Other Commitments [Abstract]
Loss contingency accrual	250	255
Maximum [Member] | Asbestos Matters
Other Commitments [Abstract]
Loss contingency accrual	$ 290	$ 290